Scudder Kemper Investments, Inc.
                                              Two International Place
                                              Boston, MA  02110
                                              June 23, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Scudder Dividend & Growth Fund, Scudder Real Estate Investment Fund and Scudder S&P 500 Index Fund (the "Funds"), each a series of Investment Trust (the "Trust") (Reg. No. 2-13628) (811-43); Post-Effective Amendment No. 105 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 105 to the Trust's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on June 18, 1999. The Trust further certifies that the Prospectuses do not differ from those filed as a part of the Trust's Post-Effective Amendment No. 104 filed electronically on April 30, 1999.

     Comments or questions concerning this certificate may be directed to Gregory Pottle at (617) 295-3033.

                                                  Very truly yours,



                                         By:      /s/ Caroline Pearson
                                                  --------------------
                                                  Caroline Pearson
                                                  Assistant Secretary
                                                  Investment Trust